Revenues (Tables)	6 Months Ended
Jun. 30, 2024
Revenues [Abstract]
Schedule of Revenues Based on the Nature and Characteristics	The following table disaggregates the Company’s revenues based on the nature and characteristics of its contracts, for the six months ended June 30, 2024 and 2023:
	Six months ended
	June 30, 2024	June 30, 2023
Sales of products	$3,200,126	$473,853
Services and Non-recurring engineering and proof of concept contracts	210,132	-
	$3,410,258	$473,853

Schedule of Revenue by Region Based on the Shipping Address of Customers	The following table summarizes revenue by region based on the shipping address of customers:
	Six months ended
	June 30, 2024	Percentage of Revenue	June 30, 2023	Percentage of Revenue
Israel	3,300,771	96.8%	204,001	43.1%
England	85,832	2.5%	72,692	15.3%
United States	3,595	0.1%	950	0.2%
Rest of World	20,060	0.6%	196,210	41.4%
	$3,410,258	100%	$473,853	100%